Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	OUTERWALL INC
Entity Central Index Key	0000941604
Amendment Flag	false